Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 354,610,663.00
Previously Paid Amount	48,973.14
Total Fee Amount	48,973.14
Total Offset Amount	0.00
Net Fee	$ 0.00